SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Schedule of Non-Controlling Interest Equity

As of March 31, 2026 and 2025, non-controlling interest equity (deficit) consisted of the following:

	Percentage of	As of
Entity	ownership of non-controlling interest	March 31, 2026	March 31, 2025
Shanghai	45%	$(36,977)	$65,652
Beijing	45%	987,693	867,501
Qinghai	45%	121,931	193,753
Harbin	45%	462,313	436,332
Zhengzhou	45%	250,813	277,424
Chengdu	45%	277,477	268,966
Guangzhou	45%	352,309	310,888
Changchun	45%	177,274	275,496
Hefei	45%	168,966	278,903
Hangzhou	45%	254,320	437,487
Tianjin	45%	562,243	477,013
Shenzhen	45%	52,899	122,690
Qingdao	45%	71,148	93,626
Kunming	45%	842,731	740,138
Xi’an	45%	176,868	174,271
Shijiazhuang	45%	608,067	652,868
Ningbo	45%	186,281	192,754
Chongqing	45%	109,024	156,366
Changyun (1)	45%	56,660	48,995
Suzhou	45%	(36,396)	10,800
Changzhou	45%	7,946	5,096
Zibo	45%	1,905	—
Total non-controlling interest		$5,655,495	$6,087,019

(1)	On March 17, 2023, the shareholders of the Changyun approved a reduction of its registered capital from RMB5.0 million ($699,007) to RMB1.0 million ($139,801). RMB704,000 ($98,220) of capital contribution was returned to the NCI during the year ended March 31, 2024 and the remaining of RMB1,096,000 ($179,185) of capital contribution was fully returned to the NCI during the year ended March 31, 2025.

Schedule of Inventories, Net and Property and Equipment, Net

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment are provided using the straight-line method over their expected useful lives, as follows:

Useful Life
Electronic equipment	3 years
Machinery and equipment	5 years
Motor vehicles	4 years
Office furniture	5 years
Leasehold improvement	Lesser of useful life and lease term

Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in creating the financial statements in this report:

	March 31, 2026		March 31, 2025		March 31, 2024
	Year-end	Average	Year-end	Average	Year-end	Average
	spot rate	rate	spot rate	rate	spot rate	rate
US$ against RMB	US$1=RMB 6.9038	US$1=RMB 7.1024	US$1=RMB 7.2579	US$1=RMB 7.2168	US$1=RMB 7.2221	US$1=RMB 7.1530
US$ against HK$	US$1= HK$ 7.8390	US$1= HK$ 7.8039	US$1= HK$ 7.7793	US$1= HK$ 7.7928	—	—

Schedule of Revenue Recognition

The Company’s disaggregation of revenues by products/services types for the years ended March 31, 2026, 2025 and 2024 are as the following:

	For the Years Ended
	March 31,
	2026	2025	2024
Revenue from sales of equipment	$14,513,689	$11,020,511	$13,627,509
Revenue from maintenance services	766,675	1,207,687	2,090,109
Revenue from leasing of equipment	1,033,160	1,236,517	1,234,320
Revenue from financing	5,399	7,397	12,019
Total revenue	$16,318,923	$13,472,112	$16,963,957
Timing of revenue recognition
Equipment transferred at a point in time	$14,513,689	$11,020,511	$13,627,509
Services rendered over time	1,805,234	2,451,601	3,336,448
Total revenue	$16,318,923	$13,472,112	$16,963,957
	For the Years Ended
	March 31,
	2026	2025	2024
PRC	$16,313,763	$13,472,112	$16,963,957
The United States	5,160	-	-
Total revenue	$16,318,923	$13,472,112	$16,963,957